Right-of-use assets and lease liabilities - Depreciation Related to Operating Leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	€ 59.5	€ 65.6	€ 73.2
Depreciation related to finance leases	2.9	11.1	7.3
Properties
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	49.3	47.6	48.2
Depreciation related to finance leases	2.9	4.1	2.8
Cars
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	4.8	5.5	8.1
Depreciation related to finance leases	0.0	0.0	0.0
Equipment
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	0.0	0.0	0.0
Depreciation related to finance leases	0.0	7.0	4.5
Warehouses
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	3.0	6.6	4.5
Depreciation related to finance leases	0.0	0.0	0.0
Other
Depreciation operating leased assets [Line Items]
Depreciation related to operating leases	2.4	5.9	12.4
Depreciation related to finance leases	€ 0.0	€ 0.0	€ 0.0